SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Research and Development Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of supplementary financial statement information [Abstract]
Research and development services	$ 11,696	$ 16,029	$ 11,609
Payroll and related expenses	4,087	4,977	5,704
Lab, occupancy and telephone	771	782	993
Professional fees	680	504	688
Depreciation and amortization	864	862	424
Other	75	284	390
Research and development expenses	$ 18,173	$ 23,438	$ 19,808